CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
OPERATING ACTIVITIES
Net Income	$ 13,066	$ 9,366	$ 9,790
Depreciation and amortization	3,011	2,782	2,527
Gain on acquisitions and dispositions	(560)	(289)	(26)
Deferred income taxes	(1,573)	334	1,214
Equity in the (income) loss of investees	102	(320)	(926)
Cash distributions received from equity investees	775	788	799
Net change in film and television costs and advances	(523)	(1,075)	(101)
Equity-based compensation	393	364	393
Other	441	503	674
Changes in operating assets and liabilities:
Receivables	(720)	107	(393)
Inventories	(17)	(5)	186
Other assets	(927)	(52)	(443)
Accounts payable and other accrued liabilities	235	(368)	40
Income taxes	592	208	(598)
Cash provided by operations	14,295	12,343	13,136
INVESTING ACTIVITIES
Investments in parks, resorts and other property	(4,465)	(3,623)	(4,773)
Acquisitions	(1,581)	(417)	(850)
Other	710	(71)	(135)
Cash used in investing activities	(5,336)	(4,111)	(5,758)
FINANCING ACTIVITIES
Commercial paper borrowings/(payments), net	(1,768)	1,247	(920)
Borrowings	1,056	4,820	6,065
Reduction of borrowings	(1,871)	(2,364)	(2,205)
Dividends	(2,515)	(2,445)	(2,313)
Repurchases of common stock	(3,577)	(9,368)	(7,499)
Proceeds from exercise of stock options	210	276	259
Contributions from noncontrolling interests	399	17	0
Other	(777)	(1,142)	(607)
Cash used in financing activities	(8,843)	(8,959)	(7,220)
Impact of exchange rates on cash, cash equivalents and restricted cash	(25)	31	(123)
Change in Cash, Cash Equivalents and Restricted Cash	91	(696)	35
Cash and Cash Equivalents and Restricted Cash, Beginning of Year	4,064	4,760	4,725
Cash, Cash Equivalents and Restricted Cash, End of Year	4,155	4,064	4,760
Supplemental disclosure of cash flow information:
Interest paid	631	466	395
Income taxes paid	$ 2,503	$ 3,801	$ 4,133